TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Balance at the beginning of the year	$ 761	$ 332
Additions based on tax positions taken during a prior period	24	428
Additions based on tax positions taken related to the current year	59
Reduction related to tax positions taken during a prior period		(19)
Reductions related to settlement of tax matters	(138)
Foreign currency translation adjustments		20
Balance at the end of the year	$ 706	$ 761